RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - USD ($)	3 Months Ended			6 Months Ended		9 Months Ended
	Jun. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Mar. 31, 2021	Jul. 31, 2020	Mar. 31, 2020
CONDENSED BALANCE SHEETS
Additional Paid in Capital.	$ 26,754,301			$ 26,754,301		$ 14,187,406
Accumulated deficit	(21,755,380)			(21,755,380)		(9,188,357)
Total Shareholders' Deficit	5,000,003		$ 20,266	5,000,003		5,000,006	$ 5,000,007		$ 0
Warrant Liability	35,972,385			35,972,385		25,489,000
Liabilities	46,122,909			46,122,909		34,398,811
CONDENSED STATEMENT OF OPERATIONS
Change in fair value of warrant liability	171,825			10,483,385		7,487,000
Offering costs allocated to warrant liability				667,259		667,259
Initial Classification of Warrant Liability						18,002,000
Net loss			4,734	12,567,023		9,188,357
CONDENSED STATEMENT OF CASH FLOWS
Net loss			$ 4,734	12,567,023		9,188,357
Offering costs allocated to warrant liability				667,259		667,259
Initial classification of warrant liability						18,002,000
Restatement of warrants as derivative liabilities
CONDENSED BALANCE SHEETS
Additional Paid in Capital.		$ 3,246,216			$ 3,246,216	14,187,406		$ 5,671,811
Accumulated deficit		1,752,939			1,752,939	(9,188,357)		(672,674)
Warrant Liability		15,502,000			15,502,000	25,489,000		18,002,000
Liabilities		23,597,030			23,597,030	34,398,811		26,629,236
CONDENSED STATEMENT OF OPERATIONS
Change in fair value of warrant liability		(2,500,000)			(2,500,000)	7,487,000
Offering costs allocated to warrant liability		667,259			667,259	667,259
Initial Classification of Warrant Liability					18,002,000	18,002,000
Net loss		1,757,673			$ 1,752,939	(9,188,357)
Earnings Per Share, Basic					$ 2,351,240
Earnings Per Share, Diluted					$ (1.68)
CONDENSED STATEMENT OF CASH FLOWS
Net loss		1,757,673			$ 1,752,939	(9,188,357)
Change in fair value of warrant liability					(2,500,000)	7,487,000
Offering costs allocated to warrant liability		667,259			667,259	667,259
Initial classification of warrant liability					18,002,000	18,002,000
Initial classification of common stock subject to possible redemption					200,344,480	200,344,480
Change in value of common stock subject to possible redemption						(9,544,360)
Restatement of warrants as derivative liabilities | As Previously Reported
CONDENSED BALANCE SHEETS
Additional Paid in Capital.		5,079,112			5,079,112	6,033,402		5,004,732
Accumulated deficit		(79,802)			(79,802)	(1,034,098)		(5,415)
Liabilities		8,095,030			8,095,030	8,909,811		8,627,236
CONDENSED STATEMENT OF OPERATIONS
Net loss		(75,068)			$ (79,802)	(1,034,098)
Earnings Per Share, Basic					$ (74,380)
CONDENSED STATEMENT OF CASH FLOWS
Net loss		(75,068)			$ (79,802)	(1,034,098)
Initial classification of common stock subject to possible redemption					218,346,480	218,346,480
Change in value of common stock subject to possible redemption						(1,028,680)
Restatement of warrants as derivative liabilities | Restatement Adjustment
CONDENSED BALANCE SHEETS
Additional Paid in Capital.		(1,832,896)			(1,832,896)	8,154,004		667,079
Accumulated deficit		1,832,741			1,832,741	(8,154,259)		(667,259)
Warrant Liability		15,502,000			15,502,000	25,489,000		18,002,000
Liabilities		15,502,000			15,502,000	25,489,000		18,002,000
CONDENSED STATEMENT OF OPERATIONS
Change in fair value of warrant liability		(2,500,000)			(2,500,000)	7,487,000
Offering costs allocated to warrant liability		667,259			667,259	667,259
Initial Classification of Warrant Liability					18,002,000	18,002,000
Net loss		1,832,741			$ 1,832,741	(8,154,259)
Earnings Per Share, Basic					$ 2,425,620
Earnings Per Share, Diluted					$ (1.49)
CONDENSED STATEMENT OF CASH FLOWS
Net loss		1,832,741			$ 1,832,741	(8,154,259)
Change in fair value of warrant liability					(2,500,000)	(1,832,741)
Offering costs allocated to warrant liability		667,259			667,259	667,259
Initial classification of warrant liability					18,002,000	18,002,000
Initial classification of common stock subject to possible redemption					(18,002,000)	(18,002,000)
Change in value of common stock subject to possible redemption						$ (8,515,680)
Class A common stock
CONDENSED STATEMENT OF OPERATIONS
Basic and diluted net income per share						$ 0.00
Class A common stock | Restatement of warrants as derivative liabilities
CONDENSED BALANCE SHEETS
Class A ordinary shares		272			272	$ 382		297
Class A common stock | Restatement of warrants as derivative liabilities | As Previously Reported
CONDENSED BALANCE SHEETS
Class A ordinary shares		117			117	127		117
Class A common stock | Restatement of warrants as derivative liabilities | Restatement Adjustment
CONDENSED BALANCE SHEETS
Class A ordinary shares		155			155	255		180
Class A Common Stock Subject to Redemption | Restatement of warrants as derivative liabilities
CONDENSED BALANCE SHEETS
Class A ordinary shares		202,770,110			202,770,110	191,828,800		200,344,480
Class A Common Stock Subject to Redemption | Restatement of warrants as derivative liabilities | As Previously Reported
CONDENSED BALANCE SHEETS
Class A ordinary shares		218,272,100			218,272,100	217,317,800		218,346,480
Class A Common Stock Subject to Redemption | Restatement of warrants as derivative liabilities | Restatement Adjustment
CONDENSED BALANCE SHEETS
Class A ordinary shares		$ (15,502,000)			$ (15,502,000)	(25,489,000)		$ (18,002,000)
Class A Common Stock Not Subject to Redemption
CONDENSED BALANCE SHEETS
Class A ordinary shares	507			507		382
Class B common stock
CONDENSED BALANCE SHEETS
Class A ordinary shares	$ 575			$ 575		$ 575
CONDENSED STATEMENT OF OPERATIONS
Basic and diluted net income per share						$ (1.68)
Class B common stock | Restatement of warrants as derivative liabilities
CONDENSED STATEMENT OF OPERATIONS
Earnings Per Share, Basic					$ 0.30
Basic and diluted net income per share		$ 0.30				(1.68)
Class B common stock | Restatement of warrants as derivative liabilities | As Previously Reported
CONDENSED STATEMENT OF OPERATIONS
Earnings Per Share, Basic					(0.02)
Basic and diluted net income per share		(0.02)				(0.19)
Class B common stock | Restatement of warrants as derivative liabilities | Restatement Adjustment
CONDENSED STATEMENT OF OPERATIONS
Earnings Per Share, Basic					$ 0.32
Basic and diluted net income per share		$ 0.32				$ (1.49)